Subsequent Events (10Q) (Details Narrative) - USD ($)							3 Months Ended	12 Months Ended
	Mar. 03, 2015	Nov. 14, 2014	Dec. 27, 2013	Dec. 27, 2013	Jun. 15, 2013	Mar. 15, 2013	Mar. 31, 2015	Dec. 31, 2014	May. 19, 2015	May. 07, 2015	Dec. 31, 2013
Minimum bid price, per share							$ 5.10
Warrants exercisable price per share							$ 6.40
Number of common stock shares issued for consulting services					4,000	4,000
Common stock reverse stock split			1-for-5	ratio of 1-for-5
Common stock, shares authorized			50,000,000	50,000,000			50,000,000	50,000,000			50,000,000
July 7, 2015 [Member]
Common stock reverse stock split								one-for-five reverse stock split
Common stock, shares authorized								150,000,000
July 8, 2015 [Member]
Common stock reverse stock split								1 for 5 reverse split
2015 Agreement [Member] | Investors [Member]
Common stock price per share	$ 2.70
Issuance of warrants	595,685
Warrants term	5 years
Warrants exercisable price per share	$ 2.525
Number of common stock shares issued	647,901
Number of additional common stock shares issued	2,328,598
Percentage of shares issuance approved by shareholders	19.90%
2014 Agreement [Member] | Investors [Member]
Number of common stock shares issued		142,000
Number of additional common stock shares issued		647,901
Subsequent Event [Member]
Minimum bid price, per share									$ 1.00
Subsequent Event [Member] | December 22, 2015 [Member] | Chardan Capital Management, LLC [Member]
Percentage of fees equal to proceeds from the sale of the Debentures							10.00%
Issuance of warrants							70,000
Warrants term							5 years
Warrants exercisable price per share							$ 2.50
Number of warrants ageed to reduce the exercise price							143,072
Warrants reduction exercise price per share							$ 2.50
Subsequent Event [Member] | December 22, 2015 [Member] | Chardan Capital Management, LLC [Member] | Minimum [Member]
Warrants exercisable price per share							2.01
Subsequent Event [Member] | December 22, 2015 [Member] | Chardan Capital Management, LLC [Member] | Maximum [Member]
Warrants exercisable price per share							$ 2.41
Subsequent Event [Member] | June 16, 2015 [Member]
Number of restricted common stock units issued							292,191
Subsequent Event [Member] | May 27, 2015 [Member]
Number of common stock shares issued for consulting services							27,500
Subsequent Event [Member] | July 7, 2015 [Member]
Common stock reverse stock split							one-for-five reverse stock split
Common stock, shares authorized							150,000,000
Subsequent Event [Member] | July 8, 2015 [Member]
Common stock reverse stock split							1 for 5 reverse split
Subsequent Event [Member] | Securities Purchase Agreement [Member] | June 25, 2015 [Member]
Percentage of original issue discount							5.00%
Convertible debentures							$ 1,750,000
Proceeds from sale of Debentures							$ 1,466,250
Debt maturity date							Dec. 22, 2015
Debt interest rate							10.00%
Debt conversation price per share							$ 2.50
Debt payment terms							Principal and accrued interest on the Debentures are payable in three approximately equal installments on September 22, 2015, October 22, 2015 and December 22, 2015, at the election of the holders of the Debentures,
Percentage of cash premium							25.00%
Common stock price per share							$ 2.50
Subsequent Event [Member] | Securities Purchase Agreement [Member] | December 22, 2015 [Member] | Redwood Management, LLC [Member]
Percentage of purchase of securities offered							100.00%
Percentage of pay of principal and interest in outstanding							130.00%
Subsequent Event [Member] | Dawson James [Member]
Proposed offering amount in Company's equity securities										$ 24,000,000
Percentage of underwriting discount										8.00%
Advance fee amount										$ 25,000